June 7, 2019	Chicago New York Washington, DC London San Francisco Los Angeles Singapore vedderprice.com Nathaniel Segal Counsel +1 312 609 7747 nsegal@vedderprice.com

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Nuveen Quality Municipal Income Fund (the “Registrant”)
File No. 811-09297

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the issuance of common shares of the Registrant in connection with the reorganization of Nuveen Texas Quality Municipal Income Fund (“NTX”) into the Registrant (the “Reorganization”). The Registration Statement is one of a series of reorganizations or mergers of state municipal funds into national municipal funds that will be filed as of the date hereof or in the near term.1 The structure of the Reorganization and the NEA Reorganization are substantially the same and the Registration and the NEA Registration Statement contain substantially similar disclosures and are organized in substantially the same manner. The transaction structure and Registration Statement are substantially similar to a number of other precedent reorganizations of Nuveen closed-end funds with outstanding preferred shares.2

In addition, we note that pro forma financial information to be included in the Comparative Fee and Expense Table and Capitalization Table of the joint proxy statement/prospectus included in the

1 We note that Nuveen AMT-Free Quality Municipal Income Fund (“NEA”) (File No. 811-21213) has filed a Registration Statement on Form N-14 (the “NEA Registration Statement”) as of the date hereof relating to the issuance of common shares of NEA in connection with the reorganization of Nuveen North Carolina Quality Municipal Income Fund into NEA (the “NEA Reorganization”).

2 See, e.g., the Registrant’s Registration Statement on Form N-14 filed on March 11, 2016 relating to the reorganization of each of Nuveen Premium Income Municipal Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc. and Nuveen Premier Municipal Income Fund, Inc. into the Registrant (file no. 333-210112); NEA’s Registration Statement on Form N-14 filed on March 11, 2016 relating to the reorganization of each of Nuveen Performance Plus Municipal Income Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc. and Nuveen Premium Income Municipal Fund 2, Inc. into NEA (file no. 333-210113); and the Registration Statement on Form N-14 filed on August 27, 2015 by Nuveen AMT-Free Municipal Credit Income Fund (“NVG”) relating to the reorganization of each of Nuveen Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc. and Nuveen Municipal Opportunity Fund, Inc. into NVG.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

U.S. Securities and Exchange Commission

June 7, 2019

Registration Statement will be derived from the Acquiring Fund’s financial statements for the six-month semi-annual period ended April 30, 2019, which are not yet complete. Accordingly, this information will be included and completed in the pre-effective amendment to the Registration Statement. To provide a basis for evaluating the comparative fee disclosures throughout the document, the Registrant has included the Acquiring Fund’s information for its fiscal year ended October 31, 2018 in the Comparative Fee and Expense Table. Additionally, we note that pro forma financial statements are not presented in the Statement of Additional Information because NTX’s aggregate net assets does not exceed 10% of the Registrant’s aggregate net assets.3

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (312) 609-7747 or Debby Eades at (312) 609-7661.

Sincerely, /s/Nathaniel Segal Nathaniel Segal Counsel

cc:	Deborah Bielicke Eades, Shareholder, Vedder Price P.C.

3 See Part B, Item 14.2 of Form N-14.